Note 12 - Revenue - Disaggregation of Revenues (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total revenue	$ 5,777,751	$ 3,202,609
Transferred at Point in Time [Member]
Total revenue	5,777,751	3,202,609
Coagulation Test Devices [Member]
Total revenue	2,667,541	2,565,747
Coagulation Services [Member]
Total revenue	1,962,354	568,528
Service, Other [Member]
Total revenue	0	68,334
Wine Testing Products [Member]
Total revenue	$ 1,147,856	$ 0